Inventories - Schedule of Inventories (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Inventory, Net [Abstract]
Raw materials	$ 5,648,642	$ 2,620,813
Finished goods	1,841,026	3,299,796
Work in progress	22,841,097	11,735,123
Others	4,746	4,658
Total	$ 30,335,511	$ 17,660,390